Regulatory Assets and Liabilities (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Regulatory Assets [Line Items]
Total regulatory assets	$ 5,022	$ 4,631
Less: Current portion	(915)	(823)
Long-term regulatory assets	4,107	3,808
Regulatory Liabilities [Line Items]
Total regulatory liabilities	4,262	4,291
Less: Current portion	(452)	(595)
Long-term regulatory liabilities	3,810	3,696
Future cost of removal (Note 3)
Regulatory Liabilities [Line Items]
Total regulatory liabilities	1,853	1,728
Deferred income taxes (Note 3)
Regulatory Liabilities [Line Items]
Total regulatory liabilities	1,349	1,329
Employee future benefits (Notes 3 and 24)
Regulatory Liabilities [Line Items]
Total regulatory liabilities	467	459
Rate stabilization and related accounts
Regulatory Liabilities [Line Items]
Total regulatory liabilities	183	208
Renewable energy surcharge
Regulatory Liabilities [Line Items]
Total regulatory liabilities	$ 164	155
Renewable energy surcharge | UNS Energy
Regulatory Liabilities [Line Items]
Renewable energy target (at least) (percent)	15.00%
Energy efficiency liability
Regulatory Liabilities [Line Items]
Total regulatory liabilities	$ 68	88
Electric and gas moderator account
Regulatory Liabilities [Line Items]
Total regulatory liabilities	36	61
AESO charges deferral
Regulatory Liabilities [Line Items]
Total regulatory liabilities	5	58
Other regulatory liabilities
Regulatory Liabilities [Line Items]
Total regulatory liabilities	137	205
Other regulatory liabilities, individually less than threshold
Regulatory Liabilities [Line Items]
Threshold amount, other regulatory liabilities	50
Deferred income taxes (Note 3)
Regulatory Assets [Line Items]
Total regulatory assets	2,424	2,248
Deferred energy management costs
Regulatory Assets [Line Items]
Total regulatory assets	$ 701	591
Deferred energy management costs | Minimum
Regulatory Assets [Line Items]
Remaining recovery period	1 year
Deferred energy management costs | Maximum
Regulatory Assets [Line Items]
Remaining recovery period	10 years
Rate stabilization and related accounts
Regulatory Assets [Line Items]
Total regulatory assets	$ 552	453
Employee future benefits (Notes 3 and 24)
Regulatory Assets [Line Items]
Total regulatory assets	192	235
Deferred lease costs
Regulatory Assets [Line Items]
Total regulatory assets	145	142
Derivatives (Notes 3 and 26) | Energy contracts subject to regulatory deferral
Regulatory Assets [Line Items]
Total regulatory assets	135	175
Deferred restoration costs
Regulatory Assets [Line Items]
Total regulatory assets	109	133
Manufactured gas plant site remediation deferral (Note 16)
Regulatory Assets [Line Items]
Total regulatory assets	84	82
Business development deposit tax
Regulatory Assets [Line Items]
Total regulatory assets	58	18
Generation early retirement costs
Regulatory Assets [Line Items]
Total regulatory assets	49	66
Meter cost recovery
Regulatory Assets [Line Items]
Total regulatory assets	$ 37	0
Recovery period	5 years
Renewable natural gas account
Regulatory Assets [Line Items]
Total regulatory assets	$ 28	58
Recovery period	1 year
Other regulatory liabilities
Regulatory Assets [Line Items]
Total regulatory assets	$ 508	$ 430
Other regulatory assets, individually less than threshold
Regulatory Assets [Line Items]
Threshold amount, other regulatory assets	$ 50